Breakdown of investments and rollfoward (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Investments, beginning		R$ 659	R$ 223
Share of profit (loss) of associates - continuing operation		(47)	98	R$ 2
Dividends and interest on own capital - continuing operation		(27)	(37)
Share of other comprehensive income		(41)	(76)
Capital increase		21	52
Deconsolidation			(370)
Spin off - Sendas			196
Fair value adjustment			573
Investments, ending		565	659	223
F I C [Member]
IfrsStatementLineItems [Line Items]
Investments, beginning			289
Share of profit (loss) of associates - continuing operation			118
Dividends and interest on own capital - continuing operation			(37)
Share of other comprehensive income
Capital increase
Deconsolidation			(370)
Investments, ending				289
Bellamar [Member]
IfrsStatementLineItems [Line Items]
Investments, beginning		769
Share of profit (loss) of associates - continuing operation		47
Dividends and interest on own capital - continuing operation		(27)
Share of other comprehensive income
Spin off - Sendas			196
Fair value adjustment			573
Investments, ending		789	769
Tuya [Member]
IfrsStatementLineItems [Line Items]
Investments, beginning		456	307
Share of profit (loss) of associates - continuing operation		8	18
Dividends and interest on own capital - continuing operation
Share of other comprehensive income		(46)	79
Capital increase		21	52
Investments, ending		439	456	307
Puntos Colombia [Member]
IfrsStatementLineItems [Line Items]
Investments, beginning		12	2
Share of profit (loss) of associates - continuing operation		3	9
Dividends and interest on own capital - continuing operation
Share of other comprehensive income		(1)	1
Capital increase
Investments, ending		14	12	2
Other [Member]
IfrsStatementLineItems [Line Items]
Investments, beginning	[1]	(578)	(375)
Share of profit (loss) of associates - continuing operation	[1]	(105)	(47)
Dividends and interest on own capital - continuing operation	[1]
Share of other comprehensive income	[1]	6	(156)
Capital increase	[1]
Investments, ending	[1]	R$ (677)	R$ (578)	R$ (375)

[1]	Includes losses in the investment in associate Cnova N.V. of R$689 on December 31, 2021 (R$591 on December 31, 2020).